Right-of-use assets and Lease liabilities	12 Months Ended
Dec. 31, 2024
Leases1 [Abstract]
Right-of-use assets and Lease liabilities	Right-of-use assets and Lease liabilities
Right-of-use assets
Right-of-use assets as of December 31, 2024 and 2023 were comprised of the following:

($ millions)	2024	2023
Land	21	14
Buildings	392	309
Machinery & equipment and other assets	36	31
Total right-of-use assets	449	354
Depreciation charges of $83 million, $91 million and $76 million for the years ended December 31, 2024, 2023 and 2022, respectively, are shown in the table below by underlying class of asset.

($ millions)	2024	2023	2022
Land	1	1	1
Buildings	62	72	58
Machinery & equipment and other assets	20	18	17
Total depreciation of right-of-use assets	83	91	76
Lease liabilities
Lease liabilities totaled $497 million as of December 31, 2024, including $68 million in current Lease liabilities and $429 million in non-current Lease liabilities. The contractual maturities of the undiscounted lease liabilities as of December 31, 2024 and 2023 are as follows:

	Lease liabilities undiscounted
($ millions)	2024	2023
Not later than one year	89	86
Between one and five years	244	222
Later than five years	307	205
Total lease liabilities undiscounted	640	513

	Lease liabilities
($ millions)	2024	2023
Not later than one year	68	71
Between one and five years	183	178
Later than five years	246	157
Total lease liabilities	497	406
Additional disclosures
The below table provides additional disclosures related to Right-of-use assets and Lease liabilities.

($ millions)	2024	2023	2022
Interest expense on lease liabilities	19	17	15
Expense on short-term, low value and variable leases	3	3	3
Total cash outflows for leases	105	99	87
Thereof:
Lease liability payments(1)	83	79	69
Interest payments(2)	19	17	15
Short-term, low value and variable lease payments(2)	3	3	3
(1)     Reported as cash outflows from financing activities net of lease incentives received.
(2)     Included within total net cash flows from operating activities.